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Summary Prospectus

TCW Money Market Fund

I Share Class – TCWXX

February 28, 2012

Before you invest, you may want to review the Fund’s Prospectus which contain more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at www.tcwfunds.com.

You can also get this information at no cost by calling 800 386 3829 or by sending an email request to contact@tcw.com.

The Fund’s current Prospectus and Statement of Additional Information, both dated February 28, 2012, are incorporated by reference into this Summary Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TCW-MMF_0212

Investment Objective

The Fund’s investment objective is to seek current income, preservation of capital and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Share Class
I
Management fees	0.25%
Distribution and/or service (12b-1) fees	None
Other expenses	0.17%
Total annual fund operating expenses	0.42%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
I	$27	$119	$219	$514

Principal Investment Strategies

The Fund invests its assets in high-quality, short-term, U.S. dollar denominated money market investments issued by U.S. and foreign issuers. Examples of these investments include certificates of deposit; bankers’ acceptances or time deposits; securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities; commercial paper and other short-term corporate obligations; other money market funds; repurchase agreements; and asset-backed securities. The Fund seeks to maintain a stable $1.00 share price.

The Fund will be managed in compliance with regulatory requirements for money market funds. These requirements include holding investments which are generally rated in the two highest rating categories as rated by a major credit agency and investments which have a maturity of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less. The Fund is also diversified, which limits its exposure to any single issuer.

Principal Risks

The principal risks affecting the Fund that can cause a decline in value are:

•

money market fund risk: the risk that although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below $1.00. You should not rely on or expect the Fund’s advisor or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets; redemption risk is greater to the extent the Fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return.

•

interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund’s yield. The Fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit.

•

credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security. Rule 2a-7 under the Investment Company Act of 1940, as amended, requires that money market funds invest in the highest two credit categories. However, the credit of the securities held by the Fund may change rapidly in certain market conditions.

Summary Prospectus

•

financial services industry risk: because the Fund may invest a significant portion of its assets in the obligations of banks and other financial services companies, the Fund is subject to a number of risks generally associated with investments in the financial services industry, such as credit risk, interest rate risk and regulatory developments related to the financial services industry.

•	foreign investing risk: the risk that Fund shares will fluctuate with market conditions, currencies and the political climates where investments are made.

Please see “Principal Risks and Risk Definitions” in the Fund’s Prospectus for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting tcwfunds.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	1.26%	(quarter ended 12/31/2006)
Lowest	0.00%	(quarter ended 12/31/2011)

Average Annual Total Returns

(For the period ended December 31, 2011)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	0.04%	1.58%	1.91%
Citigroup 3-Month Treasury Index[1]	0.08%	1.37%	1.85%

[1]	The Citigroup 3-Month Treasury Index represents the average 90-day Treasury Bill rates for each of the prior three months adjusted to a bond equivalent basis.

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders for the Fund shares are processed at the net asset value next calculated after an order is received by the Fund.

You may conduct transactions by mail (TCW Funds, Inc. c/o U.S. Bancorp Fund, Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), or by telephone at 1-800-248-4486. Redemptions by telephone are only permitted upon previously receiving appropriate authorization. You may also purchase, exchange or redeem Fund shares through your dealer or financial advisor.

Purchase Minimums for all Share Classes

Type of Account	Minimum Initial Investment	Subsequent Investments
Regular	$2,000	$250
Individual/Retirement Account	$500	$250

Tax Information

If your shares are not held in a tax-deferred account Fund distributions are subject to federal income tax as ordinary income or as capital gains and they may also be subject to state or local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.